UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21488

Cohen & Steers Global Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 95.8%
ENERGY—OIL & GAS STORAGE & TRANSPORATION 7.2%
El Paso Corp.	58,000	$965,120
Enbridge (Canada)	23,000	946,680
Enbridge Energy Partners LP	10,000	475,500
Energy Transfer Partners LP	5,000	228,350
Enterprise Products Partners LP	8,000	237,600
Kinder Morgan Energy Partners LP	4,000	218,760
Magellan Midstream Partners LP	6,000	243,000
Spectra Energy Corp.	42,321	962,803
TransCanada Corp. (Canada)	18,000	693,556
Williams Cos. (The)	58,028	1,913,763
		6,885,132
INDUSTRIALS 1.6%
COMMERCIAL SERVICES & SUPPLIES 1.2%
Cintra Concesiones de Infraestructuras de Transporte SA (Spain)	64,000	946,744
Zhejiang Expressway Co., Ltd. (Hong Kong)	200,000	173,720
		1,120,464
MARINE PORTS & SERVICES 0.4%
China Merchants Holdings International Co., Ltd. (Hong Kong)	76,000	360,828
TOTAL INDUSTRIALS		1,481,292
INFORMATION TECHNOLOGY—ELECTRONIC EQUIPMENT MANUFACTURER 0.1%
Comverge(a)	6,400	66,112

TELECOMMUNICATION SERVICES 2.0%
TELECOMMUNICATIONS 1.0%
Atlantia S.p.A. (Italy)	31,000	937,224

WIRELESS TELECOMMUNICATION SERVICES 1.0%
American Tower Corp.(a)	24,073	943,902
TOTAL TELECOMMUNICATION SERVICES		1,881,126

	Number
	of Shares	Value
UTILITIES 84.9%
ELECTRIC UTILITIES 53.9%
Allegheny Energy	33,672	$1,700,436
American Electric Power Co.	52,061	2,167,299
Babcock & Brown Infrastructure Group (Australia)	160,000	171,813
CEZ AS (Germany)	19,442	1,484,057
Chubu Electric Power Co. (Japan)	28,000	699,438
CLP Holdings Ltd. (Hong Kong)	63,500	522,595
DPL	9,302	238,503
Duke Energy Corp.	164,681	2,939,556
E.ON AG (ADR) (Germany)	36,000	6,664,467
Edison International	21,086	1,033,636
EDP - Energias de Portugal SA (Portugal)(a)	232,000	1,406,476
EDP - Energias do Brasil SA (Brazil)	15,000	224,642
Electricite de France (France)	25,289	2,200,266
Entergy Corp.	13,004	1,418,476
Exelon Corp.	42,035	3,416,184
FirstEnergy Corp.	34,754	2,384,820
Fortum Oyj (Finland)	35,034	1,427,548
FPL Group	34,007	2,133,599
Great Plains Energy	16,000	394,400
HongKong Electric Holdings Ltd. (Hong Kong)	50,000	315,767
Iberdrola Renovables (Spain)(a)	66,000	459,511
Iberdrola SA (Spain)	305,000	4,728,511
Kansai Electric Power Co. (The) (Japan)	39,000	970,305
Korea Electric Power Corp. (South Korea)	32,000	481,280
Mirant Corp.(a)	13,000	473,070
Northeast Utilities	19,645	482,088
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (Austria)(a)	3,000	213,557
Pepco Holdings	38,000	939,360
PPL Corp.	52,072	2,391,146
Progress Energy	17,000	708,900
Red Electrica de Espana (Spain)(a)	8,000	489,538

	Number
	of Shares	Value
Scottish and Southern Energy PLC (United Kingdom)	76,067	$2,119,569
Sierra Pacific Resources	41,664	526,216
Southern Co.	54,146	1,928,139
Tokyo Electric Power Co. (The) (Japan)	53,000	1,416,984
		51,272,152
GAS UTILITIES 4.5%
Eletropaulo Metropolitana SA (Brazil)	3,000,000	236,646
Enagas (Spain)	16,000	478,171
EnergySouth	8,896	464,282
Equitable Resources	15,986	941,575
Hong Kong and China Gas Co., Ltd. (Hong Kong)	136,000	408,910
Questar Corp.	20,064	1,134,820
Southern Union Co.	21,397	497,908
Xinao Gas Holdings Ltd. (Hong Kong)	82,000	147,718
		4,310,030
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 4.2%
AES Corp. (The)(a)	58,755	979,446
Constellation Energy Group	21,106	1,863,027
Huaneng Power International (China)	200,000	151,876
NRG Energy(a)	25,166	981,222
		3,975,571
MULTI UTILITIES 21.7%
Calpine Corp.(a)	26,000	478,920
CenterPoint Energy(a)	15,000	214,050
Centrica PLC (United Kingdom)	235,000	1,391,017
Dominion Resources	27,806	1,135,597
National Grid PLC (United Kingdom)	152,000	2,086,027
OGE Energy Corp.	16,000	498,720
PG&E Corp.	26,562	978,013
Public Service Enterprise Group	25,530	1,026,051
RWE AG (Germany)	15,867	1,950,393
Sempra Energy	35,320	1,881,850

	Number
	of Shares	Value
Suez SA (France)	71,000	$4,659,630
United Utilities PLC (United Kingdom)	68,400	937,354
Veolia Environnement (France)	31,000	2,161,244
Wisconsin Energy Corp.	16,128	709,471
Xcel Energy	24,109	480,974
		20,589,311
WATER UTILITIES 0.6%
Severn Trent PLC (United Kingdom)	20,000	563,244
TOTAL UTILITIES		80,710,308
TOTAL COMMON STOCK (Identified cost—$82,013,267)		91,023,970

		Principal
		Amount
COMMERCIAL PAPER 4.7%
San Paolo US Financial, 1.30%, due 4/1/08 (Identified cost—$4,488,000)		$4,488,000	4,488,000

TOTAL INVESTMENTS (Identified cost—$86,501,267)	100.5%		95,511,970

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)%		(474,156)

NET ASSETS	100.0%		$95,037,814

Glossary of Portfolio Abbreviation

ADR	American Depositary Receipt

Note: Percentages indicated are based on the net assets of the fund.

(a) Non-income producing security.

		PERCENT OF
		TOTAL
COUNTRY	VALUE	INVESTMENT
United States	$50,284,665	52.6%
Germany	10,098,917	10.6%
France	9,021,140	9.5%
Spain	7,102,474	7.4%
United Kingdom	7,097,211	7.4%
Japan	3,086,727	3.2%
Hong Kong	1,929,538	2.0%
Canada	1,640,236	1.7%
Finland	1,427,548	1.5%
Portugal	1,406,476	1.5%
Italy	937,224	1.0%
South Korea	481,280	0.5%
Brazil	461,288	0.5%
Austria	213,557	0.2%
Australia	171,813	0.2%
China	151,876	0.2%
	95,511,970	100.0%

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$95,511,970	$91,023,970	$4,488,000	$—

Note 2. Subsequent Event: On January 22, 2008, the fund’s board of directors approved, effective April 1, 2008, changing the fund’s name from Cohen & Steers Utility Fund to Cohen & Steers Global Infrastructure Fund, Inc. and changing the fund’s investment policy to provide that, under normal market conditions, the fund will invest at least 80% of its net assets in U.S. and non-U.S. common stocks and other equity securities issued by infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications companies and other infrastructure-related companies.    The fund will, under normal market conditions, invest at least 40%, unless market conditions are not deemed favorable by the advisor, in which case the fund would invest at least 30%, in utilities and infrastructure companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.  In addition, the board of directors approved that the fund may also invest up to 25% of its net assets in master limited partnerships and their affiliates.

Note 3. Income Tax Information

As of March 31, 2008, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$10,328,628
Gross unrealized depreciation	(1,317,925)
Net unrealized appreciation	$9,010,703

Cost for federal income tax purposes	$86,501,267

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin

 Name: Adam M. Derechin

Title: President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin	Name: James Giallanza
	Title: President and principal	Title: Treasurer and principal
	executive officer		financial officer

Date: May 30, 2008